RESEARCH AND DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of research and development costs
Research and development costs are as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Research and development costs expensed during the year	556,617	509,580	446,726
Amortization of capitalized development costs	100,502	104,055	114,856
Total research and development costs	657,119	613,635	561,582